UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)

Charles P. Nelson
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

ITEM 1.    REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Loomis Sayles Bond Fund (Initial Class)

Semi-Annual Report

June 30, 2014

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Rating as of June 30, 2014

Rating	Percentage of Fund Investments
A2	1.57%
A3	2.81%
Aa2	0.50%
Aa3	0.33%
Aaa	28.06%
B1	2.79%
B2	2.96%
B3	4.22%
Ba1	4.91%
Ba2	2.51%
Ba3	3.93%
Baa1	3.71%
Baa2	6.19%
Baa3	8.96%
CCC, CC, C	4.67%
Equities	3.82%
Not Rated	0.94%
Short Term Investments	17.12%
Total	100.00%

Credit qualities are shown as a percentage of the Fund’s total investments for the reporting period.  A bond rated Baa or higher is considered investment grade.  Unrated securities do not necessarily indicate a low credit quality, and may or may not be equivalent of investment grade.  Credit quality ratings on underlying securities of the Fund are received from Moody’s and S&P. When ratings are available from both agencies, the Moody’s rating is used. If the Moody’s rating is unavailable, then the S&P rating, converted to the closest equivalent Moody’s rating, is used. Ratings may vary over time.

Credit quality includes bonds and represents only the fixed-income portion of the Fund.  The other unclassified assets in the Fund represent the market value as a percentage of the Fund’s total investments.  The Fund itself has not been rated by an independent rating agency.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/01/14)	(6/30/14)	(1/01/14 - 6/30/14)

Actual	$1,000.00	$1,064.20	$4.64

Hypothetical (5% return before expenses)	$1,000.00	$1,020.30	$4.55

*Expenses are equal to the Fund's annualized expense ratio of 0.90% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency - 0.24%
$293,085	Community Program Loan Trust Series 1987-A, Class A5
	4.50%, 04/01/2029	$295,838
1,500,000	Ford Auto Securitization Trust Series 2014-R2A , Class A2(a)
	CAD, 1.59%, 12/15/2017	1,406,490
200,000	GS Mortgage Securities Trust Series 2007-GG10, Class AM(b)
	6.00%, 08/10/2045	210,623
TOTAL ASSET-BACKED SECURITIES - 0.24% (Cost $1,821,769)		$1,912,951
CORPORATE BONDS AND NOTES
Basic Materials - 5.18%
	Alcoa Inc
140,000	5.87%, 02/23/2022	156,045
8,335,000	5.90%, 02/01/2027	8,915,274
255,000	6.75%, 01/15/2028	284,206
	ArcelorMittal
935,000	6.13%, 06/01/2018	1,026,163
80,000	6.00%, 03/01/2021(c)	86,600
895,000	7.50%, 10/15/2039	984,500
3,170,000	7.25%, 03/01/2041	3,368,125
3,565,000	Barminco Finance Property Ltd(a)
	9.00%, 06/01/2018	3,493,700
	Barrick Gold Corp
520,000	5.80%, 11/15/2034	516,292
3,485,000	5.25%, 04/01/2042	3,410,100
2,825,000	Barrick North America Finance LLC
	5.75%, 05/01/2043	2,926,406
	Georgia-Pacific LLC
110,000	7.38%, 12/01/2025	144,501
700,000	7.25%, 06/01/2028	915,687
90,000	8.88%, 05/15/2031	134,934
3,910,000	Hercules Inc
	6.50%, 06/30/2029	3,538,550
1,000,000	Hexion US Finance Corp / Hexion Nova Scotia Finance ULC(c)
	9.00%, 11/15/2020	1,020,000
	Methanex Corp
3,675,000	6.00%, 08/15/2015	3,873,222
190,000	5.25%, 03/01/2022	210,068
	Momentive Specialty Chemicals Inc
480,000	9.20%, 03/15/2021	465,600
2,220,000	7.88%, 02/15/2023	2,014,650
2,080,000	Newmont Mining Corp
	4.88%, 03/15/2042	1,874,332

Principal Amount		Fair Value
Basic Materials - (continued)
$600,000	Rain CII Carbon LLC / CII Carbon Corp(a)
	8.25%, 01/15/2021	$630,000
680,000	United States Steel Corp
	7.50%, 03/15/2022	741,200
	Westvaco Corp
485,000	8.20%, 01/15/2030	636,909
230,000	7.95%, 02/15/2031	296,320
		41,663,384
Communications - 6.29%
	Alcatel-Lucent USA Inc
2,325,000	6.75%, 11/15/2020(a)	2,476,125
250,000	6.50%, 01/15/2028	247,500
7,545,000	6.45%, 03/15/2029	7,469,550
24,300,000	America Movil SAB de CV
	MXP, 6.45%, 12/05/2022	1,857,368
85,000	Axtel SAB de CV(a)(d)
	9.00%, 01/31/2015	86,488
	CenturyLink Inc
860,000	7.60%, 09/15/2039	863,225
425,000	7.65%, 03/15/2042	423,937
950,000	Corning Inc
	7.25%, 08/15/2036	1,210,792
1,540,000	Eircom Finance Ltd(a)
	EUR, 9.25%, 05/15/2020	2,382,856
775,000	Embarq Corp
	8.00%, 06/01/2036	846,687
290,000	Lamar Media Corp
	5.00%, 05/01/2023	291,813
	Level 3 Financing Inc
110,000	9.38%, 04/01/2019	120,725
420,000	7.00%, 06/01/2020	458,850
63,000	Motorola Solutions Inc
	6.63%, 11/15/2037	68,077
	Portugal Telecom International Finance
300,000	EUR, 5.63%, 02/08/2016	439,019
1,350,000	EUR, 5.00%, 11/04/2019	2,076,852
1,300,000	EUR, 4.50%, 06/16/2025	1,900,246
	Qwest Capital Funding Inc
250,000	6.50%, 11/15/2018	278,750
150,000	7.63%, 08/03/2021	169,500
1,960,000	6.88%, 07/15/2028	2,004,100
3,500,000	7.75%, 02/15/2031	3,640,000

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Principal Amount		Fair Value
Communications - (continued)
	Qwest Corp
$500,000	7.25%, 09/15/2025	$588,046
2,155,000	6.88%, 09/15/2033	2,167,896
	Sprint Capital Corp
435,000	6.90%, 05/01/2019	479,587
5,084,000	6.88%, 11/15/2028	5,134,840
130,000	8.75%, 03/15/2032	150,150
	Sprint Communications Inc
606,000	6.00%, 12/01/2016	659,782
325,000	6.00%, 11/15/2022	331,500
	Telecom Italia Capital SA
500,000	6.38%, 11/15/2033	516,250
940,000	6.00%, 09/30/2034	942,350
	Telefonica Emisiones SAU
225,000	5.13%, 04/27/2020	251,223
200,000	GBP, 5.29%, 12/09/2022	372,816
400,000	GBP, 5.38%, 02/02/2026	739,309
525,000	7.05%, 06/20/2036	669,633
35,000	Time Warner Cable Inc
	5.88%, 11/15/2040	40,826
1,300,000	UPC Holding BV(a)
	EUR, 6.38%, 09/15/2022	1,940,299
2,100,000	Videotron Ltd(a)
	CAD, 5.63%, 06/15/2025	1,997,563
4,000,000	VTR Finance BV(a)
	6.88%, 01/15/2024	4,294,952
		50,589,482
Consumer, Cyclical - 9.68%
278,860	Air Canada 2013-1 Class B Pass Through Trust(a)
	5.38%, 05/15/2021	288,620
389,164	American Airlines 2013-1 Class A Pass Through Trust(a)
	4.00%, 07/15/2025	396,460
194,142	American Airlines 2013-1 Class B Pass Through Trust(a)
	5.63%, 01/15/2021	200,937
6,249,379	American Airlines 2013-2 Class A Pass Through Trust(a)
	4.95%, 01/15/2023	6,764,952
425,621	Atlas Air 1998-1 Class B Pass Through Trust(e)
	7.68%, 01/02/2016	433,070
381,443	Atlas Air 1999-1 Class B Pass Through Trust(e)(f)
	7.63%, 01/02/2015	387,165

Principal Amount		Fair Value
Consumer, Cyclical - (continued)
$913,951	Atlas Air 1999-1 Class C Pass Through Trust(e)(f)
	8.77%, 01/02/2011	$1,197,276
138,101	Atlas Air 2000-1 Class B Pass Through Trust(e)
	9.06%, 01/02/2016	148,458
1,360,000	Beazer Homes USA Inc
	7.25%, 02/01/2023	1,409,300
13,580,000	Best Buy Co Inc
	5.00%, 08/01/2018	14,242,025
14,878	Continental Airlines 2000-2 Class B Pass Through Trust
	8.31%, 04/02/2018	16,068
199,443	Continental Airlines 2001-1 Class B Pass Through Trust
	7.37%, 12/15/2015	213,764
94,358	Continental Airlines 2012-1 Class B Pass Through Trust
	6.25%, 04/11/2020	102,850
645,000	Continental Airlines 2012-3 Class C Pass Through Trust
	6.13%, 04/29/2018	690,150
982,412	Delta Air Lines 2007-1 Class A Pass Through Trust
	6.82%, 08/10/2022	1,159,247
594,224	Delta Air Lines 2007-1 Class C Pass Through Trust
	8.95%, 08/10/2014	595,710
228,518	Delta Air Lines 2009-1 Series B Pass Through Trust
	9.75%, 12/17/2016	266,224
	Dillard's Inc
430,000	6.63%, 01/15/2018	480,525
500,000	7.88%, 01/01/2023	571,250
1,070,000	7.75%, 07/15/2026	1,190,375
850,000	Foot Locker Inc(e)
	8.50%, 01/15/2022	938,922
	Ford Motor Co
155,000	6.50%, 08/01/2018(c)	180,479
245,000	7.13%, 11/15/2025	301,078
265,000	7.50%, 08/01/2026	332,889
50,000	6.63%, 02/15/2028	58,352
755,000	6.63%, 10/01/2028	934,424
2,080,000	6.38%, 02/01/2029	2,474,799
2,035,000	7.45%, 07/16/2031	2,720,651
1,440,000	7.40%, 11/01/2046	1,961,853
2,625,000	Ingram Micro Inc
	5.25%, 09/01/2017	2,852,790

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Principal Amount		Fair Value
Consumer, Cyclical - (continued)
$174,000	JC Penney Corp Inc
	6.38%, 10/15/2036	$141,810
45,000	K Hovnanian Enterprises Inc
	5.00%, 11/01/2021	40,950
	Lennar Corp
1,925,000	5.60%, 05/31/2015	1,992,375
1,760,000	4.50%, 06/15/2019	1,801,800
1,330,000	4.75%, 11/15/2022	1,323,350
	New Albertsons Inc
580,000	7.75%, 06/15/2026	568,400
755,000	6.63%, 06/01/2028	643,638
4,715,000	7.45%, 08/01/2029	4,467,463
75,000	8.70%, 05/01/2030	75,000
1,240,000	8.00%, 05/01/2031	1,209,000
2,410,000	Owens & Minor Inc
	6.35%, 04/15/2016	2,596,295
	PulteGroup Inc
1,000,000	6.38%, 05/15/2033	1,005,000
3,870,000	6.00%, 02/15/2035	3,637,800
2,723,847	Servus Luxembourg Holding SCA(a)
	EUR, 7.75%, 06/15/2018	4,010,243
665,000	Toro Co
	6.63%, 05/01/2037	758,730
1,420,000	Toys R Us Inc(c)
	7.38%, 10/15/2018	1,065,000
366,881	UAL 2007-1 Pass Through Trust
	6.64%, 07/02/2022	405,403
136,942	UAL 2009-1 Pass Through Trust
	10.40%, 11/01/2016	155,771
1,065,000	United Airlines 2014-1 Class A Pass Through Trust
	4.00%, 04/11/2026	1,079,644
613,587	US Airways 2011-1 Class A Pass Through Trust
	7.13%, 10/22/2023	719,430
1,302,574	US Airways 2012-1 Class A Pass Through Trust
	5.90%, 10/01/2024	1,468,652
2,293,398	US Airways 2012-1 Class B Pass Through Trust
	8.00%, 10/01/2019	2,620,207
1,525,308	US Airways 2012-1 Class C Pass Through Trust
	9.13%, 10/01/2015	1,620,639
932,011	US Airways 2012-2 Class A Pass Through Trust
	4.63%, 06/03/2025	980,942
		77,898,205

Principal Amount		Fair Value
Consumer, Non-cyclical - 3.86%
$430,000	BioScrip Inc(a)
	8.88%, 02/15/2021	$449,350
620,000	Boston Scientific Corp
	6.00%, 01/15/2020	720,752
970,000	Crestview DS Merger Sub II Inc(a)
	10.00%, 09/01/2021	1,083,975
285,000	Delhaize Group SA
	5.70%, 10/01/2040	303,991
1,300,000	DP World Ltd(a)
	6.85%, 07/02/2037	1,449,500
	HCA Inc
150,000	6.38%, 01/15/2015	153,563
150,000	7.19%, 11/15/2015	160,875
130,000	5.88%, 03/15/2022	140,888
45,000	4.75%, 05/01/2023	44,944
1,875,000	5.88%, 05/01/2023	1,961,719
395,000	7.50%, 12/15/2023	442,400
575,000	8.36%, 04/15/2024	682,812
765,000	7.69%, 06/15/2025	862,537
1,115,000	7.58%, 09/15/2025	1,237,650
2,505,000	7.05%, 12/01/2027	2,580,150
725,000	7.50%, 11/06/2033	770,312
175,000	7.75%, 07/15/2036	185,500
	RR Donnelley & Sons Co
265,000	7.88%, 03/15/2021(c)	304,750
1,970,000	7.00%, 02/15/2022(c)	2,171,925
105,000	6.50%, 11/15/2023	109,725
860,000	6.00%, 04/01/2024(c)	868,600
3,080,000	ServiceMaster Co
	7.00%, 08/15/2020	3,276,350
3,195,000	SUPERVALU Inc(c)
	6.75%, 06/01/2021	3,290,850
425,000	Tenet Healthcare Corp
	6.88%, 11/15/2031	411,188
	United Rentals North America Inc
445,000	7.63%, 04/15/2022	499,513
775,000	6.13%, 06/15/2023	831,187
4,850,000	5.75%, 11/15/2024(c)	5,037,937
985,000	Valeant Pharmaceuticals International(a)
	6.38%, 10/15/2020	1,046,562
		31,079,505
Energy - 2.29%
1,170,152	Alta Wind Holdings LLC(a)
	7.00%, 06/30/2035	1,297,927

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Principal Amount		Fair Value
Energy - (continued)
	Chesapeake Energy Corp
$35,000	6.63%, 08/15/2020	$40,250
35,000	6.88%, 11/15/2020(c)	40,600
395,000	DCP Midstream LLC(a)
	6.45%, 11/03/2036	450,654
250,000	El Paso LLC
	7.80%, 08/01/2031	271,250
500,000	EQT Corp
	8.13%, 06/01/2019	625,604
200,000	Global Marine Inc
	7.00%, 06/01/2028	225,123
760,000	Halcon Resources Corp
	8.88%, 05/15/2021	817,000
	Hercules Offshore Inc(a)
3,425,000	8.75%, 07/15/2021	3,621,937
635,000	7.50%, 10/01/2021(c)	630,238
600,000	IFM US Colonial Pipeline 2 LLC(a)
	6.45%, 05/01/2021	642,375
2,700,000	Newfield Exploration Co
	5.63%, 07/01/2024	2,963,250
2,135,000	Precision Drilling Corp(a)
	5.25%, 11/15/2024	2,145,675
245,000	Rockies Express Pipeline LLC(a)
	6.88%, 04/15/2040	233,975
1,060,000	SandRidge Energy Inc
	7.50%, 02/15/2023	1,150,100
3,205,000	Sidewinder Drilling Inc(a)
	9.75%, 11/15/2019	3,253,075
		18,409,033
Financial - 15.29%
100,000	AGFC Capital Trust I(a)(b)
	6.00%, 01/15/2067	86,000
	Ally Financial Inc
255,000	3.13%, 01/15/2016	261,694
552,000	8.00%, 12/31/2018	655,500
1,500,000	3.50%, 01/27/2019	1,514,550
869,000	8.00%, 11/01/2031	1,110,147
	American International Group Inc
80,000	5.45%, 05/18/2017	89,250
145,000	5.85%, 01/16/2018	165,529
60,000	4.88%, 06/01/2022	66,814
75,000	4.13%, 02/15/2024	78,948
1,000,000	Associates Corp of North America
	6.95%, 11/01/2018	1,194,244

Principal Amount		Fair Value
Financial - (continued)
	Bank of America Corp
$50,000	EUR, 0.79%, 09/14/2018(b)	$66,069
800,000	5.49%, 03/15/2019	899,559
1,724,000	7.63%, 06/01/2019	2,129,452
800,000	3.30%, 01/11/2023	788,525
450,000	4.00%, 04/01/2024	459,239
1,900,000	6.11%, 01/29/2037	2,191,910
3,110,000,000	Barclays Bank PLC
	KRW, 3.68%, 08/20/2015	3,117,040
850,000	Camden Property Trust
	5.70%, 05/15/2017	952,411
	Citigroup Inc
4,010,000	NZD, 6.25%, 06/29/2017	3,613,775
100,000	EUR, 1.58%, 11/30/2017(b)	136,245
5,925,000	3.50%, 05/15/2023	5,767,668
125,000	5.88%, 02/22/2033	139,941
360,000	6.13%, 08/25/2036	412,272
4,641,389	Doric Nimrod Air Alpha 2013-1 Pass Through Trust(a)
	6.13%, 11/30/2019	4,908,269
135,000	Duke Realty LP
	5.95%, 02/15/2017	150,044
2,125,000	Fidelity National Financial Inc
	5.50%, 09/01/2022	2,319,295
1,900,000	Forethought Financial Group Inc(a)
	8.63%, 04/15/2021	2,166,821
	General Electric Capital Corp
5,255,000	NZD, 6.50%, 09/28/2015	4,721,494
400,000	NZD, 6.75%, 09/26/2016	362,963
680,000	NZD, 5.50%, 02/01/2017	607,150
	Goldman Sachs Group Inc
8,135,000	CAD, 3.55%, 02/12/2021(g)	7,754,876
1,600,000	6.75%, 10/01/2037	1,924,854
1,560,000	Hanover Insurance Group Inc
	6.38%, 06/15/2021	1,803,714
2,520,000	HBOS PLC(a)
	6.75%, 05/21/2018	2,903,113
	Highwoods Realty LP
2,640,000	5.85%, 03/15/2017	2,934,233
2,200,000	7.50%, 04/15/2018	2,598,420
	International Lease Finance Corp
295,000	6.25%, 05/15/2019	330,400
290,000	8.25%, 12/15/2020(c)	358,150
1,105,000	4.63%, 04/15/2021	1,140,912
1,385,000	5.88%, 08/15/2022	1,513,112

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Principal Amount		Fair Value
Financial - (continued)
	iStar Financial Inc
$20,000	6.05%, 04/15/2015	$20,700
115,000	3.88%, 07/01/2016	117,013
110,000	5.85%, 03/15/2017	117,150
575,000	7.13%, 02/15/2018	638,250
350,000	4.88%, 07/01/2018	350,875
345,000	Jefferies Finance LLC / JFIN Co-Issuer Corp(a)
	6.88%, 04/15/2022	348,450
	Jefferies Group LLC
375,000	3.88%, 11/09/2015(c)	386,981
265,000	5.13%, 04/13/2018	290,340
975,000	6.88%, 04/15/2021	1,139,902
1,165,000	5.13%, 01/20/2023	1,248,956
705,000	6.45%, 06/08/2027	799,963
1,140,000	6.25%, 01/15/2036	1,192,976
1,335,000	JPMorgan Chase & Co
	NZD, 4.25%, 11/02/2018	1,121,215
1,000,000	KeyCorp Capital III
	7.75%, 07/15/2029	1,226,238
570,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp
	7.38%, 10/01/2017	614,175
2,115,000	Lloyds Bank PLC(a)
	6.50%, 09/14/2020	2,482,526
600,000	MBIA Insurance Corp(a)(b)
	11.49%, 01/15/2033	468,000
245,000	MetLife Capital Trust X(a)
	9.25%, 04/08/2038	347,900
1,355,000	MetLife Inc
	10.75%, 08/01/2039	2,152,756
	Morgan Stanley
100,000	0.71%, 10/15/2015(b)	100,206
1,700,000	AUD, 7.63%, 03/03/2016	1,706,276
300,000	0.68%, 10/18/2016(b)	299,665
1,025,000	AUD, 4.75%, 11/16/2018	986,690
705,000	5.75%, 01/25/2021	818,946
300,000	3.75%, 02/25/2023	305,184
11,545,000	4.10%, 05/22/2023	11,711,398
3,005,000	Mutual of Omaha Insurance Co(a)
	6.80%, 06/15/2036	3,707,070
	Navient Corp
100,000	5.00%, 04/15/2015	102,750
100,000	4.63%, 09/25/2017	105,375
2,175,000	8.45%, 06/15/2018	2,571,937
345,000	5.50%, 01/15/2019	366,562

Principal Amount		Fair Value
Financial - (continued)
$1,015,000	4.88%, 06/17/2019	$1,046,059
190,000	5.50%, 01/25/2023(c)	188,338
3,035,000	5.63%, 08/01/2033	2,621,481
535,000	Penn Mutual Life Insurance Co(a)
	6.65%, 06/15/2034	658,785
350,000	Prologis LP
	6.63%, 05/15/2018	408,486
	Royal Bank of Scotland Group PLC
70,000	EUR, 5.25%,Perpetual(h)	92,976
905,000	EUR, 5.50%,Perpetual(h)	1,210,095
620,000	6.10%, 06/10/2023	678,648
1,185,000	6.00%, 12/19/2023	1,281,228
	Royal Bank of Scotland PLC
50,000	EUR, 4.35%, 01/23/2017	72,145
400,000	EUR, 6.93%, 04/09/2018	633,968
50,000	EUR, 4.63%, 09/22/2021(b)	70,519
100,000	Santander Financial Issuances Ltd
	7.25%, 11/01/2015	106,959
	Santander Issuances SAU(a)
300,000	5.91%, 06/20/2016	315,529
300,000	6.50%, 08/11/2019(b)	301,500
1,700,000	Societe Generale SA(a)(b)(c)(h)
	5.92%, Perpetual	1,814,750
	Springleaf Finance Corp
900,000	6.50%, 09/15/2017	976,500
825,000	6.90%, 12/15/2017	915,750
2,545,000	6.00%, 06/01/2020	2,634,075
2,055,000	7.75%, 10/01/2021	2,311,875
825,000	8.25%, 10/01/2023	940,500
	XLIT Ltd
575,000	6.38%, 11/15/2024	695,039
725,000	6.25%, 05/15/2027	864,264
		123,080,496
Industrial - 4.19%
1,095,000	Agilent Technologies Inc
	6.50%, 11/01/2017	1,252,011
1,650,000	APL Ltd
	8.00%, 01/15/2024	1,534,500
2,390,000	Atrium Windows & Doors Inc(a)
	7.75%, 05/01/2019	2,413,900
	Bombardier Inc(a)
6,985,000	6.00%, 10/15/2022	7,159,625
1,550,000	CAD, 7.35%, 12/22/2026	1,522,357
425,000	Cleaver-Brooks Inc(a)
	8.75%, 12/15/2019	475,469

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Principal Amount		Fair Value
Industrial - (continued)
$248,000	Emeco Property Ltd(a)(c)
	9.88%, 03/15/2019	$254,510
3,500,000	Hellenic Railways Organization SA(b)
	EUR, 0.66%, 05/24/2016	4,361,222
2,030,000	Jack Cooper Holdings Corp(a)
	9.25%, 06/01/2020	2,233,000
	Masco Corp
1,000,000	7.75%, 08/01/2029	1,178,006
1,620,000	6.50%, 08/15/2032	1,713,150
570,000	Meccanica Holdings USA Inc(a)
	6.25%, 01/15/2040	548,625
386,000	Missouri Pacific Railroad Co
	5.00%, 01/01/2045	335,839
865,000	Owens Corning
	7.00%, 12/01/2036	1,053,922
3,930,000	Rock-Tenn Co
	4.00%, 03/01/2023	4,032,840
	TransDigm Inc
2,200,000	7.50%, 07/15/2021	2,436,500
837,000	6.50%, 07/15/2024(a)	871,526
375,000	Transfield Services Ltd(a)
	8.38%, 05/15/2020	385,313
		33,762,315
Technology - 0.89%
2,445,000	Amkor Technology Inc
	6.38%, 10/01/2022	2,603,925
	First Data Corp
1,535,000	11.25%, 01/15/2021	1,792,112
750,000	10.63%, 06/15/2021	873,750
1,595,000	11.75%, 08/15/2021	1,892,069
		7,161,856
Utilities - 1.59%
2,005,000	AES Corp
	4.88%, 05/15/2023	1,984,950
1,150,210	Bruce Mansfield Unit 1 2007 Pass Through Trust
	6.85%, 06/01/2034	1,280,268
	EDP Finance BV
800,000	EUR, 4.75%, 09/26/2016	1,171,146
1,900,000	6.00%, 02/02/2018(a)	2,089,981
3,800,000	4.90%, 10/01/2019(a)	4,018,880
1,900,000	Enel Finance International NV(a)
	6.00%, 10/07/2039	2,164,814
75,000	Iberdrola Finance Ireland Ltd(a)
	3.80%, 09/11/2014	75,455
		12,785,494
TOTAL CORPORATE BONDS AND NOTES - 49.26% (Cost $350,010,112)		396,429,770

Principal Amount		Fair Value
CONVERTIBLE BONDS
Basic Materials - 0.23%
$215,000	RPM International Inc(c)
	2.25%, 12/15/2020	$267,272
1,300,000	United States Steel Corp
	2.75%, 04/01/2019	1,614,438
		1,881,710
Communications - 1.49%
81,900	Axtel SAB de CV(a)(d)(e)
	9.00%, 01/31/2015	12,320
	Ciena Corp
3,825,000	0.88%, 06/15/2017	3,791,531
1,045,000	3.75%, 10/15/2018(a)	1,434,916
910,000	JDS Uniphase Corp(a)(c)
	0.63%, 08/15/2033	912,275
	Level 3 Communications Inc
850,000	7.00%, 03/15/2015	1,411,000
2,670,000	7.00%, 03/15/2015(a)	4,392,150
59,872	Liberty Interactive LLC
	3.50%, 01/15/2031	32,742
		11,986,934
Consumer, Cyclical - 0.45%
1,475,000	Ford Motor Co
	4.25%, 11/15/2016	2,947,234
700,000	KB Home
	1.38%, 02/01/2019	703,500
		3,650,734
Consumer, Non-cyclical - 0.20%
160,000	Hologic Inc(d)
	0.00%, 03/01/2018	174,900
570,000	Omnicare Inc
	3.75%, 12/15/2025	1,453,144
		1,628,044
Energy - 0.98%
	Chesapeake Energy Corp
375,000	2.75%, 11/15/2035	397,500
3,265,000	2.50%, 05/15/2037(c)	3,497,631
4,115,000	2.25%, 12/15/2038	3,965,832
		7,860,963
Financial - 0.36%
280,000	iStar Financial Inc
	3.00%, 11/15/2016	396,725
195,000	Jefferies Group LLC
	3.88%, 11/01/2029	208,528
1,810,000	Old Republic International Corp(c)
	3.75%, 03/15/2018	2,252,319
		2,857,572

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Principal Amount		Fair Value
Industrial - 0.02%
$95,000	Trinity Industries Inc
	3.88%, 06/01/2036	$176,878
Technology - 2.00%
	Intel Corp
4,565,000	2.95%, 12/15/2035(c)	5,674,865
6,090,000	3.25%, 08/01/2039	9,393,825
270,000
	3.00%, 11/15/2043	347,794
645,000	Nuance Communications Inc
	2.75%, 11/01/2031	644,194
		16,060,678
TOTAL CONVERTIBLE BONDS - 5.73% (Cost $34,123,159)		$46,103,513
FOREIGN GOVERNMENT BONDS AND NOTES
2,880,000	Autonomous Community of Madrid Spain
	EUR, 4.30%, 09/15/2026	4,256,753
	Canadian Government Bond
35,340,000	CAD, 2.50%, 06/01/2015	33,572,420
3,625,000	CAD, 3.00%, 12/01/2015	3,491,048
13,981,000	CAD, 1.25%, 02/01/2016	13,141,262
8,945,000	CAD, 1.25%, 09/01/2018	8,312,257
605,000	City of Rome Italy
	EUR, 5.35%, 01/27/2048	822,102
17,325,000	Inter-American Development Bank
	NZD, 6.00%, 12/15/2017	15,793,002
	Mexican Bonos
83,500,000	MXP, 6.50%, 06/10/2021	6,894,737
84,550,000	MXP, 8.00%, 12/07/2023	7,613,899
46,000,000	MXP, 10.00%, 12/05/2024	4,734,485
33,500,000	MXP, 7.50%, 06/03/2027	2,929,217
8,500,000	MXP, 8.50%, 05/31/2029	800,363
11,500,000	MXP, 7.75%, 05/29/2031	1,013,834
	New South Wales Treasury Corp
8,775,000	AUD, 6.00%, 02/01/2018	9,123,716
10,505,000	AUD, 3.50%, 03/20/2019	10,046,396
12,670,000	New Zealand Government Bond
	NZD, 5.00%, 03/15/2019	11,516,195
	Norway Government Bond
18,370,000	NOK, 5.00%, 05/15/2015	3,089,224
34,725,000	NOK, 4.25%, 05/19/2017	6,103,597
300,000	Portugal Telecom International Finance BV
	EUR, 4.38%, 03/24/2017	439,032
1,063,064	Province of Alberta Canada
	CAD, 5.93%, 09/16/2016	1,054,835
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES - 17.98% (Cost $138,373,849)		$144,748,374

Principal Amount		Fair Value
MUNICIPAL BONDS AND NOTES
$1,675,000	Michigan Tobacco Settlement Finance Authority
	7.31%, 06/01/2034	$1,449,093
1,495,000	State of Illinois
	5.52%, 04/01/2038	1,511,101
4,495,000	Tobacco Settlement Financing Corp
	6.71%, 06/01/2046	3,337,897
TOTAL MUNICIPAL BONDS AND NOTES - 0.78% (Cost $7,651,314)		$6,298,091
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
2,845,000	0.13%, 12/31/2014	2,845,555
11,345,000	0.25%, 01/15/2015	11,355,642
100,000,000	0.25%, 09/30/2015(c)	100,105,500
4,845,000	0.38%, 11/15/2015	4,855,979
5,465,000	0.25%, 12/15/2015	5,465,852
23,310,000	0.25%, 02/29/2016(c)	23,287,226
TOTAL U.S. TREASURY BONDS AND NOTES - 18.38% (Cost $147,707,233)		$147,915,754
Shares
COMMON STOCK
Basic Materials - 0.70%
26,521	PPG Industries Inc	5,573,388
Communications - 0.14%
51,679	Corning Inc	1,134,354
Consumer, Non-cyclical - 1.13%
13,961	Valeant Pharmaceuticals International Inc (c)(i)	1,760,761
77,649	Vertex Pharmaceuticals Inc (i)	7,351,808
		9,112,569
Energy - 0.16%
42,007	Chesapeake Energy Corp	1,305,577
Industrial - 0.11%
26,029	Owens-Illinois Inc (i)	901,645
TOTAL COMMON STOCK - 2.24% (Cost $7,131,848)		$18,027,533
CONVERTIBLE PREFERRED STOCK
Energy - 0.09%
240	Chesapeake Energy Corp, 5.75%(a)	304,050

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
Energy - (continued)
3,999	SandRidge Energy Inc, 7.00%	$442,139
		746,189
Financial - 0.49%
976	Crown Castle International Corp, 4.50%	99,308
35,349	FelCor Lodging Trust Inc Series A, 1.95%	925,702
51,187	Weyerhaeuser Co Series A, 6.38%	2,914,460
		3,939,470
Industrial - 0.18%
12,500	Stanley Black & Decker Inc Series A, 6.25%(c)	1,430,625
Utilities - 0.04%
6,004	AES Trust III Series A, 6.75%	312,208
TOTAL CONVERTIBLE PREFERRED STOCK - 0.80% (Cost $5,699,238)		$6,428,492
PREFERRED STOCK
Basic Materials - 0.45%
81,022	ArcelorMittal	1,825,523
126,785	Cliffs Natural Resources Inc (c)	1,816,829
		3,642,352
Energy - 0.31%
7,856	Chesapeake Energy Corp	793,526
30,000	El Paso Energy Capital Trust I	1,642,500
		2,436,026
Financial - 0.55%
1,838	Ally Financial Inc (a)	1,842,652
1,484	Bank of America Corp	1,731,643
3,200	Health Care REIT Inc	185,900
2,426	iStar Financial Inc	155,276
10,955	SLM Corp	530,551
		4,446,022
Utilities - 0.11%
25,000	Southern California Edison Co (c)	571,250
3,600	Union Electric Co	327,600
		898,850
TOTAL PREFERRED STOCK - 1.42% (Cost $9,875,649)		$11,423,250

Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes - 1.61%
$13,000,000	Federal Home Loan Bank
	0.00%, 07/01/2014	$13,000,000
Repurchase Agreements - 18.38%
35,135,643	Undivided interest of 38.99% in a repurchase agreement (principal amount/value $90,127,418 with a maturity value of $90,127,593) with HSBC Securities (USA) Inc, 0.07%, dated 6/30/14 to be repurchased at $35,135,643 on 7/1/14 collateralized by U.S. Treasury securities, 0.00% - 6.38%, 7/10/14 - 8/15/42, with a value of $91,930,236. (j)	35,135,643
35,135,643	Undivided interest of 47.21% in a repurchase agreement (principal amount/value $74,421,790 with a maturity value of $74,421,997) with Citigroup Global Markets Inc, 0.10%, dated 6/30/14 to be repurchased at $35,135,643 on 7/1/14 collateralized by U.S. Treasury securities and Government National Mortgage Association securities, 0.00% - 7.50%, 10/16/14 - 12/15/54, with a value of $75,910,229. (j)	35,135,643
35,135,642	Undivided interest of 51.73% in a repurchase agreement (principal amount/value $67,918,181 with a maturity value of $67,918,351) with JP Morgan Securities, 0.09%, dated 6/30/14 to be repurchased at $35,135,642 on 7/1/14 collateralized by Federal Home Loan Mortgage Corp securities, 0.00% - 5.73%, 1/1/23 - 7/1/44, with a value of $69,277,075. (j)	35,135,642
13,029,216	Undivided interest of 53.04% in a repurchase agreement (principal amount/value $24,564,145 with a maturity value of $24,564,206) with BMO Capital Markets Corp, 0.09%, dated 6/30/14 to be repurchased at $13,029,216 on 7/1/14 collateralized by U.S. Treasury securities, 0.00% - 8.88%, 7/31/14 - 11/15/43, with a value of $25,055,447. (j)	13,029,216

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Principal Amount		Fair Value
Repurchase Agreements - (continued)
$29,502,125	Undivided interest of 64.84% in a repurchase agreement (principal amount/value $45,500,000 with a maturity value of $45,500,126) with Goldman Sachs & Co, 0.10%, dated 6/30/14 to be repurchased at $29,502,125 on 7/1/14 collateralized by various U.S. Government Agency securities, 2.77% - 5.50%, 3/1/26 - 6/1/44, with a value of $46,348,001. (j)	$29,502,125
		147,938,269
TOTAL SHORT TERM INVESTMENTS - 19.99% (Cost $160,938,269)		$160,938,269
TOTAL INVESTMENTS - 116.82% (Cost $863,332,440)		$940,225,997
OTHER ASSETS & LIABILITIES, NET - (16.82)%		$(135,406,910)
TOTAL NET ASSETS - 100.00%		$804,819,087

(a)
Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At June 30, 2014, the aggregate cost and fair value of 144A securities was $88,700,285 and $100,295,459, respectively, representing 12.46% of net assets.

(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2014.

(c)	All or a portion of the security is on loan at June 30, 2014.

(d)
Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at June 30, 2014. Maturity date disclosed represents final maturity date.

(e)	Domestic security is fair valued under procedures adopted by the Board of Directors.

(f)
Security in default; some interest payments received during the last 12 months. At June 30, 2014, the aggregate cost and fair value of securities in default was $1,286,444 and $1,584,441, respectively, representing 0.20% of net assets.

(g)	Restricted security; further details of these securities are included in a subsequent table.

(h)	Security has no contractual maturity date and pays an indefinite stream of interest.

(i)	Non-income producing security.

(j)	Collateral received for securities on loan.

REIT	Real Estate Investment Trust

At June 30, 2014, the Fund held the following restricted securities:

Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Goldman Sachs Group Inc	3.55%	02/12/2021	02/05/2014	$7,333,768	$7,754,876	0.96%

Currency Abbreviations:

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro Dollar

GBP	British Pound Sterling

KRW	Korean Won

MXP	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 30, 2014 (Unaudited)
Great-West Loomis Sayles Bond Fund
ASSETS:
Investments in securities, fair value (including $144,853,228 of securities on loan)(a)	$792,287,728
Repurchase agreements, fair value(b)	147,938,269
Cash	5,908,779
Subscriptions receivable	1,239,359
Receivable for investments sold	730,851
Dividends and interest receivable	7,550,918
Total Assets	955,655,904
LIABILITIES:
Payable to investment adviser	608,514
Payable upon return of securities loaned	147,938,269
Redemptions payable	2,261,059
Payable for investments purchased	28,975
Total Liabilities	150,836,817
NET ASSETS	$804,819,087
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$5,597,413
Paid-in capital in excess of par	702,180,807
Net unrealized appreciation on investments and foreign currency translations	76,893,557
Undistributed net investment income	1,999,391
Accumulated net realized gain on investments and foreign currency transactions	18,147,919
NET ASSETS	$804,819,087
CAPITAL STOCK:
Authorized	100,000,000
Issued and Outstanding	55,974,127
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$14.38
(a) Cost of investments	$715,394,171
(b) Cost of repurchase agreements	$147,938,269

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 30, 2014 (Unaudited)
Great-West Loomis Sayles Bond Fund
INVESTMENT INCOME:
Interest	$15,882,974
Income from securities lending	85,676
Dividends	602,299
Total Income	16,570,949
EXPENSES:
Management fees	3,459,437
Total Expenses	3,459,437
NET INVESTMENT INCOME	13,111,512
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments and foreign currency transactions	17,166,574
Net change in unrealized appreciation on investments and foreign currency translations	18,219,773
Net Realized and Unrealized Gain on Investments and Foreign Currency	35,386,347
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$48,497,859

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2014 and fiscal year ended December 31, 2013
	2014 (Unaudited)	2013
Great-West Loomis Sayles Bond Fund
OPERATIONS:
Net investment income	$13,111,512	$21,891,232
Net realized gain on investments	17,166,574	7,512,472
Net change in unrealized appreciation on investments	18,219,773	10,932,834
Net Increase in Net Assets Resulting from Operations	48,497,859	40,336,538
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(12,058,567)	(22,213,186)
From net realized gains	—	(6,918,858)
Total Distributions	(12,058,567)	(29,132,044)
CAPITAL SHARE TRANSACTIONS:
Shares sold	121,836,874	509,706,862
Shares issued in reinvestment of distributions	12,058,567	29,132,044
Shares redeemed	(118,833,525)	(233,475,024)
Net Increase in Net Assets Resulting from Capital Share Transactions	15,061,916	305,363,882
Total Increase in Net Assets	51,501,208	316,568,376
NET ASSETS:
Beginning of period	753,317,879	436,749,503
End of period(a)	$804,819,087	$753,317,879
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	8,645,479	36,930,781
Shares issued in reinvestment of distributions	845,029	2,147,834
Shares redeemed	(8,439,766)	(17,044,516)
Net Increase	1,050,742	22,034,099
(a) Including undistributed net investment income:	$1,999,391	$946,446

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011	2010	2009
Great-West Loomis Sayles Bond Fund - Initial Class
NET ASSET VALUE, BEGINNING OF PERIOD	$13.72	$13.28	$12.08	$12.28	$11.64	$8.91
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.24(a)	0.55(a)	0.67(a)	0.72	0.81	0.65
Net realized and unrealized gain (loss)	0.64	0.50	1.25	(0.17)	0.65	2.71
Total From Investment Operations	0.88	1.05	1.92	0.55	1.46	3.36
LESS DISTRIBUTIONS:
From net investment income	(0.22)	(0.47)	(0.64)	(0.75)	(0.82)	(0.63)
From net realized gains	—	(0.14)	(0.08)	—	—	—
Total Distributions	(0.22)	(0.61)	(0.72)	(0.75)	(0.82)	(0.63)
NET ASSET VALUE, END OF PERIOD	$14.38	$13.72	$13.28	$12.08	$12.28	$11.64
TOTAL RETURN(b)	6.42%(c)	8.04%	16.03%	4.43%	12.77%	38.46%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$804,819	$753,318	$436,750	$345,032	$357,111	$368,286
Ratio of expenses to average net assets	0.90%(d)	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income to average net assets	3.41%(d)	4.01%	5.16%	5.11%	5.44%	6.03%
Portfolio turnover rate	12%(c)	20%	20%	20%	21%	29%

(a)	Per share amounts are based upon average shares outstanding.

(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(c)	Not annualized for periods less than one full year.

(d)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND
Notes to Financial Statements
(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Loomis Sayles Bond Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek high total investment return through a combination of current income and capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers two share classes, referred to as Initial Class and Class L shares. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments are valued using evaluated bid prices from approved pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers.

Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing

Semi-Annual Report - June 30, 2014

methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs
Fixed Income Investments:
Asset-Backed Securities
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.

Domestic Corporate Bonds and Notes, U.S. Treasury Bonds and Notes
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Foreign Corporate Bonds and Notes, Foreign Government Bonds and Notes
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.

Convertible Bonds
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Municipal Bonds and Notes
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.
Convertible Preferred Stock, Preferred Stock
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Short Term Investments	Maturity date, credit quality and interest rates.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 - Unadjusted quoted prices for identical securities in active markets.
Level 2 - Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.

Level 3 - Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of June 30, 2014, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.

Semi-Annual Report - June 30, 2014

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Fixed Income Investments:
Asset-Backed Securities	$—	$1,912,951	$—	$1,912,951
Convertible Bonds	—	46,091,193	12,320	46,103,513
Domestic Corporate Bonds and Notes	—	302,938,985	3,104,891	306,043,876
Foreign Corporate Bonds and Notes	—	90,385,894	—	90,385,894
Foreign Government Bonds and Notes	—	144,748,374	—	144,748,374
Municipal Bonds and Notes	—	6,298,091	—	6,298,091
U.S. Treasury Bonds and Notes	—	147,915,754	—	147,915,754
Equity Investments:
Convertible Preferred Stock	—	6,428,492	—	6,428,492
Domestic Common Stock	18,027,533	—	—	18,027,533
Preferred Stock	3,246,230	8,177,020	—	11,423,250
Short Term Investments	—	160,938,269	—	160,938,269
Total Assets	$21,273,763	$915,835,023	$3,117,211	$940,225,997

Restricted Securities

Restricted securities held by the Fund may not be sold except in exempt transactions or in public offerings registered under Rule 144A of the Securities Act of 1933, as amended.  Securities exempt from registration may normally be resold to qualified institutional buyers.  These securities are valued under methods approved by the Board of Directors.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate.  The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in repurchase agreement transactions and/or hold repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets

Semi-Annual Report - June 30, 2014

and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss on investments and foreign currency transactions and in change in net unrealized appreciation or depreciation on investments and foreign currency translations on the Statement of Operations.

Distributions to Shareholders

Distributions from net investment income of the Fund, if any, are declared and paid semi-annually. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the period ended June 30, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The differences may include but are not limited to the following: distribution adjustments and market discount adjustments. The differences have no impact on net assets or the results of operations. The character of distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services - Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08).  ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company.  ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting.  ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees.  ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

Semi-Annual Report - June 30, 2014

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.90% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Loomis, Sayles & Company, L.P.  The Fund is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds.  The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $213,625 for the period ended June 30, 2014.

3. PURCHASES AND SALES OF INVESTMENTS

For the period ended June 30, 2014, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $90,692,205 and $68,745,679, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $23,255,367 and $19,055,427, respectively.

4. UNREALIZED APPRECIATION (DEPRECIATION)
At June 30, 2014, the U.S. Federal income tax cost basis was $863,379,962. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $82,236,308 and gross depreciation of investments in which there was an excess of tax cost over value of $5,390,273 resulting in net appreciation of $76,846,035.

5. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2014 the Fund had securities on loan valued at $144,853,228 and received collateral of $147,938,269 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.

Semi-Annual Report - June 30, 2014

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The Board of Directors (the “Board”) of Great-West Funds, including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on April 17, 2014 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Funds and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between Great-West Funds, GWCM and Loomis, Sayles & Company, L.P. (the “Sub-Adviser”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the Fund, and for making decisions to buy, sell or hold any particular security.
On March 25, 2014, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”) and with representatives of Lipper, Inc. (“Lipper”), an independent provider of investment company data, and the GWCM Asset Allocation Committee to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser. Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Initial Class as compared against its benchmark index and the performance of a peer group of funds selected by Lipper. This information included annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2013. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index.
The Board noted that for the one-, three-, five- and ten-year periods ended December 31, 2013, the Fund was in the first quartile of its peer group (the first quartile being the best performers and the fourth quartile being the worst performers) and it outperformed its benchmark index for the same periods. Accordingly, the Board determined that it was satisfied with the investment performance of the Fund.
Costs and Profitability
The Board considered the costs of services provided and profits estimated to have been realized by GWCM and the Sub-Adviser from their relationships with the Fund. With respect to the costs of services, the Board considered the unified investment management fee structure of the Fund and the level of the investment management fees payable by the Fund. In addition, the Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Initial Class, the

Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Lipper, and of the entire Lipper peer universe. Specifically, the Board considered the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) and the Fund’s management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds, the Fund’s management fee less such non-management expenses and less the administrative services fee GWCM pays its affiliate for such services (the “Management Fee Less Non-Management Expenses and Administrative Services Fee”) in comparison to the management fees of the peer group of funds less intermediary fees paid by such funds as estimated by GWCM, and the Fund’s total expense ratio including and excluding the administrative services fees GWCM pays its affiliate in comparison to the peer group funds’ total expense ratios including and excluding intermediary fees paid by such funds as estimated by GWCM. In addition, the Board considered the Fund’s Management Fee Less Non-Management Expenses and the Fund’s Management Fee Less Non-Management Expenses and Administrative Services Fee in comparison to the average and median contractual management fees and management fees less intermediary fees as estimated by GWCM, respectively, of the peer universe of funds. The Board also considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.
Based on the information provided, the Board noted that although the Fund’s Contractual Management Fee and Management Fee Less Non-Management Expenses were the highest compared to the contractual management fees of its peer group of funds, the Fund’s Management Fee Less Non-Management Expenses and Administrative Services Fee was lower than the median and average management fees less estimated intermediary fees of its peer group of funds. The Board further noted that the Fund’s total annual operating expense ratio was below the average and median of its peer group and peer universe and in the second quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses).
The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that the funds within Great-West Funds have higher advisory fees than the separate accounts and other products managed by GWCM because of the increased regulatory and compliance requirements of the funds and the differences in the range of services provided to the funds and to such other clients.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is reasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were reasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-

advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that the Sub-Adviser may receive ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Fund’s brokerage to such brokers. The Board noted where services were provided to the Fund by affiliates of GWCM. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund.
ITEM 2.    CODE OF ETHICS.

Not required in filing.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.     INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.     PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.     SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.     CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)
The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.     EXHIBITS.

(a)    (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:    /s/ Charles Nelson
Charles Nelson
President and Chief Executive Officer

Date:    August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Charles Nelson
Charles Nelson
President and Chief Executive Officer

Date:    August 29, 2014

By:    /s/ Mary Maiers
Mary Maiers
Chief Financial Officer & Treasurer

Date: August 29, 2014